May 2, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: File Room

     Re:              AFL-CIO Housing Investment Trust
File Nos. 333-59762 and 811-3493

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent Post-Effective Amendment to the Registration Statement of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust, which was filed electronically with the SEC via EDGAR on April 27, 2012.

Very truly yours,

/s/ Theodore S. Chandler

Theodore S. Chandler
Chief Operating Officer